Parent company only condensed financial information (Details 3) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Statements of Cash Flows
Net cash used in operating activities	¥ 18,991	$ 2,716	¥ 58,095	¥ 59,521
Cash flows from investing activities:
Purchase of time deposits and wealth management products	(80,193)	(11,467)	(148,462)	(268,529)
Maturity of time deposits and wealth management products	133,308	19,063	166,517	217,184
Net cash (used in)/provided by investing activities	41,832	5,982	(871)	(59,543)
Cash flows from financing activities:
Repurchase of ordinary shares	(21,430)	(3,064)	(25,912)	(2,497)
Cash paid for dividends	(10,379)	(1,484)	(8,263)	(6,741)
Proceeds from unsecured senior notes, net of issuance costs	0	0	13,999	0
Other financing activities	(695)	(100)	(432)	(773)
Net cash used in financing activities	(26,728)	(3,822)	(21,004)	(5,808)
Effect of exchange rate changes on cash and cash equivalents	(186)	(27)	98	125
Net (decrease)/increase in cash, cash equivalents, and restricted cash	33,909	4,849	36,318	(5,705)
Cash, cash equivalents, and restricted cash at beginning of year	115,716	16,547	79,398	85,115
Cash, cash equivalents, and restricted cash at end of year	149,625	21,396	115,716	79,398
Parent company
Condensed Statements of Cash Flows
Net cash used in operating activities	(982)	(140)	(717)	(765)
Cash flows from investing activities:
Purchase of time deposits and wealth management products	0	0	(4,979)	(2,833)
Maturity of time deposits and wealth management products	5,023	718	2,838	0
Cash received from internal companies	32,872	4,700	18,773	12,633
Net cash (used in)/provided by investing activities	37,895	5,418	16,632	9,800
Cash flows from financing activities:
Repurchase of ordinary shares	(21,430)	(3,064)	(25,912)	(2,497)
Cash paid for dividends	(10,379)	(1,484)	(8,263)	(6,741)
Proceeds from unsecured senior notes, net of issuance costs	0	0	13,999	0
Other financing activities	33	5	27	33
Net cash used in financing activities	(31,776)	(4,543)	(20,149)	(9,205)
Effect of exchange rate changes on cash and cash equivalents	(76)	(11)	92	(71)
Net (decrease)/increase in cash, cash equivalents, and restricted cash	5,061	724	(4,142)	(241)
Cash, cash equivalents, and restricted cash at beginning of year	646	92	4,788	5,029
Cash, cash equivalents, and restricted cash at end of year	¥ 5,707	$ 816	¥ 646	¥ 4,788